Changes in Liabilities Arising from Financing Activities - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	$ 2,488,600	$ 1,512,227
Net cash from/(used in) financing activities	843,939	721,229	[1]
Accrued interest	585,013
Gain on loan modification		(222,681)
Other changes	(73,954)	477,825
Balance at ending	3,843,599	2,488,600
Interest bearing loans and borrowings [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	2,476,705	1,465,626
Net cash from/(used in) financing activities	855,834	755,935
Accrued interest	585,013
Gain on loan modification		(222,681)
Other changes	(73,954)	477,825
Balance at ending	3,843,599	2,476,705
Lease liability [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	11,895	46,601
Net cash from/(used in) financing activities	(11,895)	(34,706)
Accrued interest
Gain on loan modification
Other changes
Balance at ending		$ 11,895

[1]	The remaining cash received from financing activities of $1,309,318 was from capital financing activities and was not a liability (refer to note 26).